Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Sep. 28, 2012	Nov. 30, 2010	Jan. 01, 2010
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation	Jan. 28, 1993
Place of incorporation	Bermuda
Hanny Parent [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage		28.95%
Hanny Parent [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage					42.00%
Hanny Parent [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage					0.10%
HZ [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage						26.00%
Million Cube [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage				40.00%
Million Cube [Member] | Non Complete Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage			40.00%
Paragon [Member] | Non Complete Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage			45.00%